Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 20,593,625,497	$ 21,142,164,324
Liabilities	16,527,246,046	17,320,427,795
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	14,465,378	17,294,859	$ 108,078,447
Deposits
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	11,505,796,543	13,446,018,038
Deposits | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	11,507,166,350	13,445,713,287
Deposits | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	11,507,166,350	13,445,713,287
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	47,061,623
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	47,061,623
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	47,061,623
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	278,441,132	235,214,442
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	277,665,229	232,508,789
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	277,665,229	232,508,789
Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	186,896,801	422,488,868
Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	183,773,704	413,632,364
Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	152,626,818	373,587,201
Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	31,146,886	40,045,163
Subordinated Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	414,476,406	285,024,673
Subordinated Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	405,349,449	280,464,762
Subordinated Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	405,349,449	280,464,762
Other Financial Liabilities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	2,566,789,182	2,189,677,467
Other Financial Liabilities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	2,565,831,699	2,187,607,228
Other Financial Liabilities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	2,565,831,699	2,187,607,228
Cash and Due from Banks
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	4,023,323,415	2,809,407,083
Cash and Due from Banks | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	4,023,323,415	2,809,407,083
Cash and Due from Banks | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	4,023,323,415	2,809,407,083
Cash and Due from Banks | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Cash and Due from Banks | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,358,830,105	725,188,001
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,358,830,105	725,188,001
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,358,830,105	725,188,001
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	6,210,116,814	7,804,461,715
Loans and Other Financing | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,218,505,415	7,825,825,886
Loans and Other Financing | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,218,505,415	7,825,825,886
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	259,641,701	285,354,838
Other Financial Assets | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	99,337,659	66,283,445
Other Financial Assets | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	43,423	0
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0	$ 68,296,658
Other Financial Assets | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	275,287,883	294,039,975
Other Financial Assets | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	204,937,451	243,704,177
Other Financial Assets | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other Financial Assets | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	70,350,432	50,335,798
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	3,840,129,088	2,278,587,547
Other Debt Securities | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	21,451,443	5,840,448
Other Debt Securities | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	21,542,383	17,331,833
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Other Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	3,840,992,826	2,236,760,757
Other Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	3,246,284,043	0
Other Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	53,506,335	0
Other Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	541,202,448	2,236,760,757
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	797,258,435	950,243,802
Financial Assets Pledged as Collateral | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	72,678,634	4,563,551
Financial Assets Pledged as Collateral | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	797,374,533	950,243,802
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	797,374,533	950,243,802
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 0	$ 0